LONG-TERM INVESTMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impairment Effects on Earnings Per Share [Line Items]
Equity method investment	$ 679,807
Equity method investment impairment	1,900,000
Income (Loss) from Equity Method Investments	(814,440)
Equity investments without readily determinable fair value	394,670
Initial investment equity investments without readily determinable fair value	710,786
Equity Method Investments [Member]
Impairment Effects on Earnings Per Share [Line Items]
Equity method investment impairment	90,000.00
Income (Loss) from Equity Method Investments	$ 800,000